State Street Galaxy Hedged Digital Asset Ecosystem ETF Expense Example - State Street Galaxy Hedged Digital Asset Ecosystem ETF - State Street Galaxy Hedged Digital Asset Ecosystem ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,108